Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
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Commitments and Contingencies
15 – Commitments and Contingencies
In connection with its commodity streams, the Company has committed to purchase the following:

Stream	% of Life of Mine Gold or Relevant Commodity 4,5,6,7,8	Per Ounce Cash Payment: lesser of amount below and the then prevailing market price of commodity (unless otherwise noted) 1, 2, 3
Black Fox	8%	$551

Chapada	4.2%	30% of copper spot price

Entrée	5.62% on Hugo North Extension and 4.26% on Heruga	$220

Karma	26,875 ounces over 5 years and 1.625% thereafter	20% of gold spot price

Ming	25% of the first 175,000 ounces of gold produced, and 12% thereafter	$nil

Relief Canyon	32,022 ounces over 5.5 years and 4% thereafter	Varies

Santa Elena	20%	$455

Yamana silver stream	20%	30% of silver spot price

1.	Subject to an annual inflationary adjustment except for Ming.
2.	For the Entrée Gold Stream, after approximately 8.6 million ounces of gold have been produced from the joint venture property, the price increases to $500 per gold ounce.
3.
For the Entrée silver stream, percentage of life of mine is 5.62% on Hugo North Extension and 4.26% on Heruga which the Company can purchase for the lesser of the prevailing market price and $5 per ounce of silver until 40.3 million ounces of silver have been produced from the entire joint venture property. Thereafter, the purchase price will increase to the lesser of the prevailing market price and $10 per ounce of silver.

4.	For the Entrée Gold and silver stream, percentage of life of mine is 5.62% on Hugo North Extension and 4.26% on Heruga if the minerals produced are contained below 560 metres in depth.
5.	For the Entrée Gold and silver stream, percentage of life of mine is 8.43% on Hugo North Extension and 6.39% on Heruga if the minerals produced are contained above 560 metres in depth.
6.
For the Entrée copper stream, the Company has committed to purchase an amount equal to 0.42% of the copper produced from the Hugo North Extension and Heruga deposits. If the minerals produced are contained above 560 metres in depth, then the commitment increases to 0.62% for both the Hugo North Extension and Heruga deposits. Sandstorm will make ongoing per pound cash payments equal to the lesser of $0.50 and the then prevailing market price of copper, until 9.1 billion pounds of copper have been produced from the entire joint venture property. Thereafter, the ongoing per pound payments will increase to the lesser of $1.10 and the then prevailing market price of copper.

7.
For the Chapada copper stream, the Company has committed to purchase an amount equal to 4.2% of the copper produced (up to an annual maximum of 3.9 million pounds of copper) until the mine has delivered 39 million pounds of copper to Sandstorm; then 3.0% of the copper produced until, on a cumulative basis, the mine has delivered 50 million pounds of copper to Sandstorm; then 1.5% of the copper produced thereafter, for the life of the mine.

8.
Under the terms of the Yamana silver stream, Sandstorm has agreed to purchase an amount of silver from Cerro Moro equal to 20% of the silver produced (up to an annual maximum of 1.2 million ounces of silver), until Yamana has delivered to Sandstorm 7.0 million ounces of silver; then 9.0% of the silver produced thereafter.

Sandstorm has been informed that a third party commenced legal proceedings against it in a Brazilian court. The proceedings involve severance owed to former employees of Colossus Mineração Ltda., a Brazilian subsidiary company of Colossus Minerals Inc. (an entity in which Sandstorm entered into a Stream with). Since these severance claims, estimated to be approximately $6 million, remain outstanding, the claimants are seeking to recoup their claims from Sandstorm. Sandstorm intends on defending itself as it believes the case is without merit.

Other contractual obligations of the Company are as follows:

In $000s	2020	2021-2022	2023-2024	After 2024	Total

Bank debt 1	$-	$-	$45,000	$-	$45,000

Interest 2	1,744	3,488	1,744	-	6,976

Lease payments 3	507	1,050	1,259	1,062	3,878

Total contractual obligations	$2,251	$4,538	$48,003	$1,062	$55,854

1.
As at December 31, 2019 Company had $45 million drawn and outstanding on the Revolving Facility. The repayment date in the table above reflects the four-year term of the facility, assuming no extension periods.

2.
As the applicable interest rate is floating in nature, the interest charges are estimated based on market-based forward interest rate curves at the end of the reporting period combined with the assumption that the principal balance outstanding at December 31, 2019 does not change until the debt maturity date.

3.	Undiscounted lease payments related to lease liabilities included in Lease liabilities and other on the Company’s Statement of Financial Position.